UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21869

                         HIGHLAND CREDIT STRATEGIES FUND
      ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               Two Galleria Tower
                           13455 Noel Road, Suite 800
                               DALLAS, TEXAS 75240
      ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           James D. Dondero, President
                        Highland Capital Management, L.P.
                               Two Galleria Tower
                           13455 Noel Road, Suite 800
                               DALLAS, TEXAS 75240
      ------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (877) 665-1287
                                                          ----------------
                      Date of fiscal year end: DECEMBER 31
                                               --------------------
                     Date of reporting period: JUNE 30, 2007
                                               --------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                              [HIGHLAND FUNDS LOGO]

                                                           managed by
                                               Highland Capital Management, L.P.

                         HIGHLAND CREDIT STRATEGIES FUND
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2007

[LOGO]                   HIGHLAND CREDIT STRATEGIES FUND                  [LOGO]
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                                TABLE OF CONTENTS

Portfolio Manager's Letter ................................................    1
Fund Profile ..............................................................    2
Financial Statements ......................................................    3
   Investment Portfolio ...................................................    4
   Statement of Assets and Liabilities ....................................   12
   Statement of Operations ................................................   13
   Statements of Changes in Net Assets ....................................   14
   Statement of Cash Flows ................................................   15
   Financial Highlights ...................................................   16
   Notes to Financial Statements ..........................................   17
   Additional Information .................................................   23
Important Information About This Report ...................................   24

                Economic and market conditions change frequently.
There is no assurance that the trends described in this report will continue or commence.

PORTFOLIO MANAGERS' LETTER
--------------------------------------------------------------------------------

                                                 HIGHLAND CREDIT STRATEGIES FUND

Dear Shareholders:

We are pleased to provide you with our report for Highland Credit Strategies Fund (the "Fund") for the six months ended June 30, 2007. On June 30, 2007, the net asset value of the Fund was $20.45 per share, as compared to $20.08 on December 31, 2006. On June 30, 2007, the closing market price of the Fund's shares on the New York Stock Exchange was $19.80 per share, as compared to $21.16 on December 31, 2006. During the six months ended June 30, 2007, the Fund distributed to common shareholders $0.90 per share.

THE FUND'S INVESTMENTS:

The total return on the Fund's per share market price, assuming reinvestment of distributions, for the six months ended June 30, 2007, was (2.20)%. The total return on the Fund's net assets, assuming reinvestment of distributions, was 6.65% for the six months ended June 30, 2007. The variation in total returns is attributable to the decrease in the market price of the Fund's shares of 6.43% relative to an increase in the net asset value of the Fund's shares of 1.84% during the period.

DISTRIBUTION DECLARATION:

On May 25, 2007, the Board of Directors declared a distribution of $0.15 per common share, payable on the last day of business for the month of July 2007.

Respectfully submitted,

JAMES DONDERO         MARK OKADA                   KURT PLUMER
President             Executive Vice President     Portfolio Manager

/s/ james Dondero     /s/ Mark Okada               /s/ Kurt Plumer


                                                          Semi-Annual Report | 1

FUND PROFILE
--------------------------------------------------------------------------------

                                                 HIGHLAND CREDIT STRATEGIES FUND

--------------------------------------------------------------------------------
Objective
--------------------------------------------------------------------------------
      The Fund seeks to provide both current income and capital appreciation.

--------------------------------------------------------------------------------
Total Net Assets of Common Shares as of June 30, 2007
--------------------------------------------------------------------------------
      $705.9 million

--------------------------------------------------------------------------------
Portfolio Data as of June 30, 2007
--------------------------------------------------------------------------------

      The information below provides a snapshot of the Fund at the end of the reporting period. The Fund is actively managed and the composition of its portfolio will change over time.

                    -----------------------------------------
                    QUALITY BREAKDOWN AS OF 06/30/07 (%)*
                    -----------------------------------------
                    Ba                                    3.0
                    -----------------------------------------
                    B                                    25.7
                    -----------------------------------------
                    Caa                                  51.3
                    -----------------------------------------
                    Ca                                    1.7
                    -----------------------------------------
                    NR                                   18.3
                    -----------------------------------------

               -------------------------------------------------
               TOP 5 SECTORS AS OF 06/30/07 (%)*
               -------------------------------------------------
               Diversified Media                            10.6
               -------------------------------------------------
               Retail                                       10.5
               -------------------------------------------------
               Healthcare -- AcuteCare                       8.1
               -------------------------------------------------
               Information Technology                        7.7
               -------------------------------------------------
               Broadcasting                                  6.6
               -------------------------------------------------

       -----------------------------------------------------------------
       TOP 10 HOLDINGS AS OF 06/30/07 (%)*
       -----------------------------------------------------------------
       Seven Media Group (Foreign Denominated Senior Loans)          2.8
       -----------------------------------------------------------------
       SunCom Wireless Holdings, Inc., Class A (Common Stock)        2.7
       -----------------------------------------------------------------
       Paramount Resources Ltd. (Senior Loans)                       2.6
       -----------------------------------------------------------------
       Lake at Las Vegas Joint Venture (Senior Loans)                2.5
       -----------------------------------------------------------------
       Avgatroban Royalty Sub LLC (Corporate Notes and Bonds)        2.2
       -----------------------------------------------------------------
       Ford Motor Co. (Senior Loans)                                 2.1
       -----------------------------------------------------------------
       HCA, Inc. (Senior Loans)                                      1.8
       -----------------------------------------------------------------
       Alliance Imaging, Inc. (Senior Loans)                         1.8
       -----------------------------------------------------------------
       ATP Dil & Gas Corp. (Senior Loans)                            1.7
       -----------------------------------------------------------------
       Digicel Group Ltd. (Corporate Notes and Bonds)                1.7
       -----------------------------------------------------------------

* Quality is calculated as a percentage of total notes and bonds. Sectors and holdings are calculated as a percentage of net assets applicable to common shareholders.


2 | Semi-Annual Report

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JUNE 30, 2007                                    HIGHLAND CREDIT STRATEGIES FUND

                        A GUIDE TO UNDERSTANDING THE FUND'S FINANCIAL STATEMENTS

               INVESTMENT PORTFOLIO   The Investment Portfolio details all of the Fund's holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

STATEMENT OF ASSETS AND LIABILITIES   This statement details the Fund's assets, liabilities, net assets and common share price as of the last day of the reporting period. Net assets are calculated by subtracting all the
                                      Fund's liabilities (including any unpaid expenses) from the total of the Fund's investment and non-investment assets. The net asset value per common share is calculated by dividing net assets by the number of common shares outstanding as of the last day of the reporting period.

            STATEMENT OF OPERATIONS   This statement reports income earned by the Fund and the expenses accrued by the Fund during the reporting period. The Statement of Operations also shows any net gain or loss the Fund realized on the sales of its holdings during the period as well as any unrealized gains or losses recognized over the period. The total of these results represents the Fund's net increase or decrease in net assets from operations applicable to common shareholders.

STATEMENTS OF CHANGES IN NET ASSETS   These statements detail how the Fund's net assets were affected by its operating results, distributions to common shareholders and shareholder transactions from common shares (e.g., subscriptions, redemptions and dividend reinvestments) during the reporting period. The
                                      Statements of Changes in Net Assets also detail changes in the number of common shares outstanding.

            STATEMENT OF CASH FLOWS   This statement reports net cash and foreign currency provided or used by operating, investing and financing activities and the net effect of those flows on cash and foreign currency during the period.

               FINANCIAL HIGHLIGHTS   The Financial Highlights demonstrate how the Fund's net asset value per common share was affected by the Fund's operating results. The Financial Highlights also disclose the performance and certain key ratios (e.g., net expenses and net investment income as a percentage of average net assets).

      NOTES TO FINANCIAL STATEMENTS   These notes disclose the organizational background of the Fund, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.


                                                          Semi-Annual Report | 3

INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------

AS OF JUNE 30, 2007 (UNAUDITED)                  HIGHLAND CREDIT STRATEGIES FUND

--------------------------------------------------------------------------------
PRINCIPAL AMOUNT ($)                                                 VALUE ($)
--------------------------------------------------------------------------------
SENIOR LOANS (a) - 88.4%

AEROSPACE - AEROSPACE/DEFENSE - 1.5%
 2,137,667   AWAS Capital, Inc.
                Second Priority Term Loan,
                11.38%, 03/15/13 ...............................      2,159,044
             IAP Worldwide Services, Inc.
 2,984,848      First Lien Term Loan,
                9.69%, 12/30/12 ................................      2,995,594
 2,000,000      Second Lien Term Loan,
                15.19%, 06/30/13 ...............................      1,992,520
             TDS Investor Corp.
 3,366,520      Dollar Term Loan, 7.82%, 08/23/13 ..............      3,386,045
   356,888      Synthetic Letter of Credit,
                7.86%, 08/23/13 ................................        358,451
                                                                   ------------
                                                                     10,891,654
                                                                   ------------
AEROSPACE - AIRLINES - 2.4%
 9,652,860   Delta Airlines, Inc.
                Term Loan Equipment Notes,
                8.87%, 09/29/12 ................................      9,664,926
 7,000,000   Nortek, Inc.
                Term Loan, 7.32%, 08/21/08 .....................      7,021,840
                                                                   ------------
                                                                     16,686,766
                                                                   ------------
AUTOMOBILE - 2.1%
14,925,000   Ford Motor Co.
                Term Loan, 8.36%, 12/15/13 .....................     15,015,744
                                                                   ------------
BROADCASTING - 4.1%
             ComCorp Broadcasting, Inc.
   215,990      PIK Revolver, 07/11/08 (b) .....................        233,434
   973,304      PIK Term Loan, 07/11/08 (b) ....................      1,051,911
 1,734,487      Revolver, 07/11/08 (b) .........................      1,874,569
 8,334,953      Term Loan, 07/11/08 (b) ........................      9,008,108
   390,764      WK PIK Term Loan, 07/11/08 (b) .................        422,324
 3,350,502      WK Term Loan, 07/11/08 (b) .....................      3,621,099
 9,138,204   Millennium Digital Media Systems, LLC
                Term Facility, 8.99%, 06/30/11 .................      9,135,781
 2,000,000   Persona Communications Corp.
                Second Lien Term Loan,
                11.36%, 04/12/14 ...............................      2,022,500
 1,609,066   Revolution Studios
                Tranche B Term Loan,
                9.07%, 12/21/14 ................................      1,621,134
                                                                   ------------
                                                                     28,990,860
                                                                   ------------
CABLE - US CABLE - 0.0%
    33,054   Century Cable Holdings LLC
                Revolver, 9.25%, 03/31/09 ......................         32,062
                                                                   ------------
CHEMICALS - COMMODITY & FERTILIZER - 0.2%
 1,685,972   Ferro Corp.
                Term Loan, 7.41%, 06/06/12 .....................      1,690,727
                                                                   ------------
CONSUMER DURABLES - 0.4%
 2,745,484   Rexair LLC
                First Lien Term Loan,
                9.61%, 06/30/10 ................................      2,752,348
                                                                   ------------

--------------------------------------------------------------------------------
PRINCIPAL AMOUNT ($)                                                 VALUE ($)
--------------------------------------------------------------------------------
CONSUMER NON-DURABLES - 1.6%
 1,512,000   Camelbak Products LLC
                First Lien Term Loan,
                9.16%, 08/04/11 ................................      1,508,220
 1,990,000   DS Waters of America, Inc.
                Term Loan B, 7.57%, 10/27/12 ...................      1,990,000
   995,000   GTM Holding, Inc.
                First Lien Term Loan,
                8.13%, 10/30/13 ................................      1,001,846
             Spectrum Brands, Inc.
   724,930      Dollar Term B II Loan,
                9.32%, 03/30/13 ................................        730,366
 4,073,701      Dollar Term B Loan,
                9.35%, 03/30/13 ................................      4,107,676
   201,369      Synthetic Letter of Credit,
                5.17%, 03/30/13 ................................        203,508
 1,985,013   VNU Inc./Nielsen Finance LLC
                Dollar Term Loan,
                7.63%, 08/09/13 ................................      1,998,252
                                                                   ------------
                                                                     11,539,868
                                                                   ------------
DIVERSIFIED MEDIA - 7.0%
 2,000,000   Clarke American Corp.
                Tranche B Term Loan,
                9.75%, 06/30/14 ................................      1,993,760
 3,000,000   Endurance Business Media, Inc.
                Second Lien Term Loan,
                12.57%, 01/24/14 ...............................      3,075,000
             Metro-Goldwyn-Mayer
                Holdings II, Inc.
10,386,075      Tranche B Term Loan,
                8.61%, 04/08/12 ................................     10,416,713
 2,992,500      Tranche B-1 Term Loan,
                8.61%, 04/08/12 ................................      3,000,460
   254,545   North American Membership
                Group, Inc. Revolver,
                10.57%, 05/19/10 (c) ...........................        237,677
   500,000   Panavision, Inc.
                Second Lien Term Loan,
                12.35%, 03/30/12 ...............................        506,875
 5,000,000   Penton Media, Inc.
                Second Lien Term Loan,
                10.35%, 02/01/14 ...............................      5,050,000
             Tribune Co.
12,000,000      Initial Tranche B Advance,
                8.38%, 05/17/14 ................................     11,719,920
 7,466,667      Tranche X Advance,
                7.88%, 05/18/09 ................................      7,476,971
 6,000,000   Univision Communications, Inc.
                Second-Lien Term Loan,
                7.82%, 03/29/09 ................................      5,978,400
                                                                   ------------
                                                                     49,455,776
                                                                   ------------
ENERGY - EXPLORATION & PRODUCTION - 4.2%
11,890,194   ATP Oil & Gas Corp.
                First Additional Term Loan,
                8.94%, 03/23/12 ................................     11,949,645
17,750,000   Paramount Resources Ltd.
                Term Loan, 9.82%, 08/28/12 .....................     18,016,250
                                                                   ------------
                                                                     29,965,895
                                                                   ------------


4 | See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

AS OF JUNE 30, 2007 (UNAUDITED)                  HIGHLAND CREDIT STRATEGIES FUND

--------------------------------------------------------------------------------
PRINCIPAL AMOUNT ($)                                                 VALUE ($)
--------------------------------------------------------------------------------
SENIOR LOANS (CONTINUED)

ENERGY - OTHER ENERGY - 1.2%
             Alon USA Energy, Inc.
   220,000      Edington Facility,
                7.57%, 06/22/13 ................................        221,307
 1,760,000      Paramount Facility,
                7.61%, 06/22/13 ................................      1,770,454
 3,000,000   Endeavour International Holding B.V.
                Second Lien Term Loan,
                12.36%, 11/01/11 ...............................      3,090,000
 3,000,000   Willbros USA, Inc.
                Syndicate Term Loan,
                5.27%, 10/27/09 ................................      3,015,000
                                                                   ------------
                                                                      8,096,761
                                                                   ------------
ENERGY - REFINING - 0.3%
 2,000,000   J Ray McDermott, SA
                Synthetic Facility,
                5.25%, 06/06/12 ................................      2,020,000
                                                                   ------------
FINANCIAL - 1.1%
   750,000   Arrowhead General Insurance
                Agency, Inc.
                Second Lien Term Loan,
                12.61%, 02/08/13 ...............................        769,688
   958,994   Checksmart Financial Co.
                First Lien Tranche B Term Loan,
                8.13%, 05/01/12 ................................        962,590
 5,000,000   Concord Re Ltd.
                Term Loan, 9.61%, 02/29/12 .....................      5,018,750
   992,500   First American Payment
                Systems, L.P. Term Loan,
                8.63%, 10/06/13 ................................        997,462
                                                                   ------------
                                                                      7,748,490
                                                                   ------------
FOOD AND DRUG - 0.1%
   380,521   Duloxetine Royalty Sub
                Term Loan, 9.86%, 10/18/13 .....................        383,375
                                                                   ------------
FOOD/TOBACCO - BEVERAGES & BOTTLING - 0.3%
 1,985,000   PBM Holdings, Inc.
                Term Loan, 7.82%, 09/29/12 .....................      1,994,925
                                                                   ------------
FOOD/TOBACCO - FOOD/TOBACCO PRODUCERS - 0.1%
   500,000   Sturm Foods, Inc.
                Inital Term Loan Second Lien,
                11.38%, 07/31/14 ...............................        507,500
                                                                   ------------
FOOD/TOBACCO - RESTAURANTS - 0.8%
 3,286,392   Garden Fresh Restaurant Corp.
                First Lien Term Loan B,
                8.60%, 06/22/11 ................................      3,298,716
 1,985,000   Restaurant Co., The
                Term Loan, 8.12%, 05/03/13 .....................      1,994,925
                                                                   ------------
                                                                      5,293,641
                                                                   ------------
FOREST PRODUCTS - CONTAINERS - 1.0%
 7,000,000   Berry Plastics Group, Inc.
                Holdco PIK Term Loan,
                11.61%, 06/01/14 ...............................      6,842,500
                                                                   ------------

--------------------------------------------------------------------------------
PRINCIPAL AMOUNT ($)                                                 VALUE ($)
--------------------------------------------------------------------------------
FOREST PRODUCTS - 1.5%
11,000,000   Verso Paper Financial Holding LLC
                Unsecured Loan, 11.61%, 02/01/13 ...............     10,711,250
                                                                   ------------
GAMING/LEISURE - GAMING - 2.3%
 6,041,285   Drake Hotel Acquisition
                B Note 1, 8.22%, 10/01/08 (c) ..................      6,041,285
10,000,000   Fontainebleu Florida Hotel LLC
                Tranche C Term Loan,
                11.38%, 06/06/12 ...............................     10,012,500
                                                                   ------------
                                                                     16,053,785
                                                                   ------------
GAMING/LEISURE - OTHER LEISURE - 4.4%
 3,960,000   Cedar Fair L.P.
                US Term Loan, 7.32%, 08/30/12 ..................      3,986,492
   974,999   Kerasotes Showplace Theatres LLC
                Term B1 Loan, 7.63%, 10/28/11 ..................        979,465
 5,954,660   Kuilima Resort Co.
                First Lien Term Loan,
                8.07%, 09/30/10 ................................      5,921,195
             Lake at Las Vegas Joint Venture
 2,407,407      Synthetic Revolver, 06/20/12 (b) ...............      2,383,333
17,592,593      Term Loan, 06/20/12 (b) ........................     17,446,926
                                                                   ------------
                                                                     30,717,411
                                                                   ------------
HEALTHCARE - ACUTE CARE - 5.0%
12,506,406   Alliance Imaging, Inc.
                Tranche C Term Loan,
                7.88%, 12/29/11 ................................     12,574,191
 1,372,500   ComPsych Investments Corp.
                Term Loan, 8.11%, 02/17/12 .....................      1,375,931
12,935,000   HCA, Inc.
                Tranche B Term Loan,
                7.61%, 11/17/13 ................................     13,030,719
             National Mentor Holdings, Inc.
   230,000      Institutional Line of Credit Facility,
                4.83%, 06/29/13 ................................        230,288
 3,751,150   Tranche B Term Loan,
                7.37%, 06/29/13 ................................      3,762,891
 4,500,000   Triumph Healthcare Second
                Holdings LLC Second Lien
                Term Loan, 13.36%, 07/28/14 ....................      4,511,250
                                                                   ------------
                                                                     35,485,270
                                                                   ------------
HEALTHCARE - ALTERNATE SITE SERVICES - 0.1%
   992,757   Renal Advantage Inc.
                Tranche B Term Loan,
                7.86%, 10/06/12 ................................      1,002,685
                                                                   ------------
HEALTHCARE - MEDICAL PRODUCTS - 3.1%
 9,901,995   CCS Medical, Inc.
                First Lien Term Loan,
                8.60%, 09/30/12 ................................      9,920,611
 4,000,000   Golden Gate National
                Senior Care LLC
                Second Lien Term Loan,
                13.09%, 09/14/11 ...............................      4,070,000
 4,011,956   HealthSouth Corp.
                Term Loan B, 7.85%, 03/10/13 ...................      4,030,010
             Warner Chilcott Co., Inc.
 1,104,390      Dovonex Delayed Draw Term Loan,
                7.36%, 01/18/12 ................................      1,107,151
 2,129,686      Tranche B Acquisition Date
                Term Loan, 7.36%, 01/18/12 .....................      2,136,565


                             See accompanying Notes to Financial Statements. | 5

--------------------------------------------------------------------------------

AS OF JUNE 30, 2007 (UNAUDITED)                  HIGHLAND CREDIT STRATEGIES FUND

--------------------------------------------------------------------------------
PRINCIPAL AMOUNT ($)                                                 VALUE ($)
--------------------------------------------------------------------------------
SENIOR LOANS (CONTINUED)

HEALTHCARE - MEDICAL PRODUCTS (CONTINUED)
   584,705   Warner Chilcott Corp.
                Tranche C Acquisition Date
                Term Loan, 7.61%, 01/18/12 .....................        586,594
                                                                   ------------
                                                                     21,850,931
                                                                   ------------
HOUSING - BUILDING MATERIALS - 1.6%
             Custom Building Products, Inc.
 5,915,878      First Lien Term Loan,
                7.61%, 10/20/11 ................................      5,934,336
 1,625,000      Second Lien Term Loan,
                10.32%, 04/20/12 ...............................      1,629,062
 3,970,000   Roofing Supply Group LLC
                First Lien Term Loan,
                9.35%, 08/31/13 ................................      3,930,300
                                                                   ------------
                                                                     11,493,698
                                                                   ------------
HOUSING - REAL ESTATE DEVELOPMENT - 6.3%
 1,210,269   DESA LLC
                Term Loan, 13.00%, 11/26/11 ....................      1,162,245
 4,000,000   Edge Star Partners LLC
                First Lien Term Loan,
                9.36%, 08/21/07 ................................      4,020,000
 1,488,722   Flag Luxury Properties
                Holdings, LLC
                First Lien Term Loan,
                12.50%, 03/21/11 ...............................      1,468,862
             Ginn LA Conduit Lender, Inc.
   315,367      First Lien Tranche A Credit
                Linked Deposit, 06/08/11 (b) ...................        305,354
 1,257,683      First Lien Tranche A Credit-
                Linked Deposit,
                5.25%, 06/08/11 ................................      1,217,751
 3,408,087      First Lien Tranche B Term Loan,
                8.35%, 06/08/11 (b) ............................      3,299,880
   989,950   LBREP/L-Suncal Master I LLC
                First Lien, 8.57%, 01/19/10 ....................        981,288
10,000,000   LNR Property Corp.
                Initial Tranche B Term Loan,
                8.11%, 07/12/11 ................................     10,031,300
             MPH Mezzanine II, LLC
 4,000,000      Mezanine 3, 9.57%, 02/09/08 ....................      4,010,000
 6,000,000      Mezzanine 2B, 8.57%, 02/09/08 ..................      6,015,000
 2,500,000   November 2005 Land Investors, LLC
                Second Lien Term Loan,
                12.35%, 04/24/12 ...............................      2,525,000
             Westgate Investments LLC
 7,571,194      Senior Secured Loan,
                13.00%, 07/15/10 (d) ...........................      7,684,762
 1,475,000      Senior Unsecured Loan,
                18.00%, 08/03/12 ...............................      1,526,625
                                                                   ------------
                                                                     44,248,067
                                                                   ------------
INFORMATION TECHNOLOGY - 5.4%
 2,000,000   DTN, Inc.
                First Lien Tranche C Term Loan,
                8.35%, 03/10/13 ................................      2,010,000
   549,125   GXS Worldwide, Inc.
                First Lien Term Loan,
                10.36%, 07/29/11 ...............................        557,362

--------------------------------------------------------------------------------
PRINCIPAL AMOUNT ($)                                                 VALUE ($)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
             Infor Enterprise Solutions
                Holdings, Inc.
 2,736,000      Delayed Draw Term Loan,
                9.12%, 07/28/12 ................................      2,757,970
 3,000,000      Dollar Tranche B-1, Second Lien
                Term Loan, 10.82%, 07/28/12 ....................      3,041,250
 5,244,000      Initial US Term Facility,
                9.12%, 07/28/12 ................................      5,288,784
 2,566,667      Second Lien Delayed Draw Term
                Loan, 11.57%, 07/28/12 .........................      2,624,417
 4,433,333      Second Lien Term Loan,
                11.57%, 03/02/14 ...............................      4,516,458
 2,000,000   Metrologic Instruments, Inc.
                Second Lien Term Loan,
                11.61%, 12/21/13 ...............................      2,017,500
 8,000,000   NameMedia, Inc.
                Term Loan, 11.37%, 08/31/08 ....................      7,984,960
   915,770   Open Text Corp.
                Term Loan, 7.85%, 10/02/13 .....................        922,638
 2,111,111   Secure Computing Corp.
                Term Loan, 8.61%, 08/31/13 .....................      2,136,191
 2,500,000   Semiconductor Components
                Industries, LLC Term Loan,
                7.06%, 09/06/13 ................................      2,513,550
 1,840,000   Serena Software, Inc.
                Term Loan, 7.59%, 03/11/13 .....................      1,845,189
                                                                   ------------
                                                                     38,216,269
                                                                   ------------
MANUFACTURING - 4.1%
 7,979,994   Acument Global Technologies, Inc.
                Term Loan, 8.85%, 08/11/13 .....................      8,039,844
 2,977,500   CST Industries, Inc.
                Term Loan, 8.12%, 08/09/13 .....................      2,972,736
 3,000,000   Generac Acquisition Corp.
                Second Lien Term Loan,
                11.35%, 05/12/14 ...............................      2,886,000
 5,960,000   Global Petroleum Inc.
                Term Loan, 9.85%, 09/18/13 .....................      6,004,700
 1,011,458   Matinvest 2 SAS
                (Deutsche Connector)
                Mezz A USD Facility,
                13.54%, 06/22/16 ...............................      1,031,688
             Matinvest 2 SAS / Butterfly Wendal
                US, Inc.
 2,250,000      B-2 Facility, 7.83%, 06/22/14 ..................      2,280,937
 2,250,000      C-2 Facility, 8.08%, 06/22/15 ..................      2,292,187
             Quantum Corp.
 2,750,000      First Lien Term Loan,
                9.33%, 08/22/12 ................................      2,755,170
 1,000,000      Second Lien Term Loan,
                13.60%, 08/22/13 ...............................      1,001,880
                                                                   ------------
                                                                     29,265,142
                                                                   ------------
METALS/MINERALS - OTHER METALS/MINERALS - 1.8%
 1,326,316   Euramax International Holdings B.V.
                Second Lien European Loan,
                13.36%, 06/29/13 ...............................      1,318,862
             Euramax International, Inc.
 2,876,816      First Lien Domestic Term Loan,
                7.88%, 06/29/12 ................................      2,867,840
 3,673,684      Second Lien Domestic Term Loan,
                13.36%, 06/29/13 ...............................      3,618,579


6 | See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

AS OF JUNE 30, 2007 (UNAUDITED)                  HIGHLAND CREDIT STRATEGIES FUND

--------------------------------------------------------------------------------
PRINCIPAL AMOUNT ($)                                                 VALUE ($)
--------------------------------------------------------------------------------
SENIOR LOANS (CONTINUED)

METALS/MINERALS - OTHER METALS/MINERALS (CONTINUED)
 1,526,614   Oglebay Norton Co.
                Tranche B Term Loan,
                7.61%, 07/31/12 ................................      1,541,880
 1,732,500   United Central Industrial
                Supply Co., L.L.C.
                Term Loan, 7.82%, 03/31/12 .....................      1,738,997
 1,462,731   Universal Buildings Products, Inc.
                Term Loan, 8.61%, 04/28/12 .....................      1,455,418
                                                                   ------------
                                                                     12,541,576
                                                                   ------------
RETAIL - 5.4%
 2,378,927   Blockbuster Entertainment Corp.
                Tranche B Term Loan,
                8.64%, 08/20/11 ................................      2,382,400
11,833,160   Burlington Coat Factory
                Warehouse Corp. Term Loan,
                7.61%, 05/28/13 ................................     11,769,024
 2,977,556   CSK Auto, Inc.
                Term Loan, 8.35%, 06/30/12 .....................      2,992,444
 5,000,000   Dollar General Corp.
                Tranche B-1 Term Loan,
                07/07/14 (b) ...................................      4,850,000
   989,368   Eddie Bauer, Inc.
                New Term Loan,
                8.57%, 04/01/14 ................................        995,552
 7,223,706   Home Interiors & Gifts, Inc.
                Initial Term Loan,
                10.36%, 03/31/11 ...............................      5,357,534
 1,889,114   Neiman Marcus Group, Inc.
                Term Loan, 7.35%, 04/06/13 .....................      1,899,920
 1,980,000   Sports Authority, Inc., The
                Term Loan B, 7.61%, 05/03/13 ...................      1,982,772
 6,000,000   Toys "R" Us
                Tranche B Term Loan,
                9.61%, 07/19/12 ................................      6,122,640
                                                                   ------------
                                                                     38,352,286
                                                                   ------------
SERVICE - ENVIRONMENTAL SERVICES - 1.4%
   936,170   Alliance Laundry Systems LLC
                Term Loan, 7.61%, 01/27/12 .....................        943,192
   994,950   LVI Services, Inc.
                Tranche B Term Loan,
                10.36%, 11/16/11 ...............................        986,244
 6,206,102   Safety-Kleen JPMP SK Holdings Ltd.
                GBP Term Loan B1,
                7.88%, 08/02/13 ................................      6,221,617
 1,627,119   Safety-Kleen Systems, Inc.
                Synthetic Letter of Credit,
                7.88%, 08/02/13 ................................      1,631,186
                                                                   ------------
                                                                      9,782,239
                                                                   ------------
SERVICE - OTHER SERVICES - 3.5%
 3,000,000   Cydcor, Inc.
                Second Lien Term Loan,
                11.86%, 02/05/14 ...............................      2,985,000
 2,992,462   Education Management LLC
                Term Loan C, 7.13%, 06/01/13 ...................      2,991,744
 2,000,000   Koosharem Corp.
                Second Lien Term Loan,
                13.84%, 06/30/13 ...............................      2,010,000

--------------------------------------------------------------------------------
PRINCIPAL AMOUNT ($)                                                 VALUE ($)
--------------------------------------------------------------------------------
SERVICE - OTHER SERVICES (CONTINUED)
 7,765,705   NES Rentals Holdings, Inc.
                Second Lien Permanent Term Loan,
                12.13%, 07/20/13 ...............................      7,865,261
 4,859,038   Sabre, Inc.
                Initial Term Loan, 7.61%, 09/30/14 .............      4,808,407
 1,404,874   Survey Sampling International LLC
                Term Loan, 7.87%, 05/06/11 (b) .................      1,408,386
 1,642,403   United Rentals, Inc.
                Initial Term Loan, 7.32%, 02/14/11 .............      1,646,920
   702,500   Vanguard Car Rental
                USA Holding, Inc. Term Loan,
                8.35%, 06/14/13 ................................        708,998
                                                                   ------------
                                                                     24,424,716
                                                                   ------------
TELECOMMUNICATIONS - 2.0%
 3,548,378   American Messaging Services, Inc.
                Senior Secured Note,
                11.57%, 09/30/08 ...............................      3,574,991
 6,483,750   PaeTec Communications, Inc.
                Initial Term Loan, 8.82%, 02/28/13 .............      6,535,620
 1,990,002   Sorenson Communications, Inc.
                Tranche C Term Loan,
                7.82%, 08/16/13 ................................      1,991,872
 1,237,500   Stratos Global Corp./Stratos
                Funding LP
                Term B Facility, 8.10%, 02/13/12 ...............      1,244,455
   995,000   Time Warner Telecom Holdings Inc.
                Term Loan B, 7.32%, 01/07/13 ...................        996,871
                                                                   ------------
                                                                     14,343,809
                                                                   ------------
TRANSPORTATION - AUTO - 3.2%
 2,000,000   BST Safety Textiles Acquisition
                GMBH Second Lien Facility,
                06/30/09 (b) ...................................      2,040,000
     5,631   Carey International, Inc.
                Second Lien Term Loan,
                9.13%, 05/10/12 ................................          5,659
   309,539   Cooper-Standard Automotive
                Canada Ltd. Tranche B Term Loan,
                7.88%, 12/23/11 ................................        310,053
             Cooper-Standard Automotive, Inc.
   989,950      Term Loan D, 7.88%, 12/23/11 ...................        991,593
    80,672      Tranche C Term Loan,
                7.88%, 12/23/11 ................................         80,806
 3,000,000   Dana Corp.
                DIP Term Loan, 7.88%, 04/13/08 .................      3,009,690
 5,000,000   Delphi Corp.
                Second Lien DIP Term Loan,
                8.13%, 12/31/07 ................................      5,019,200
   440,939   Environmental Systems
                Products Holdings Inc.
                Term Loan, 9.89%, 12/12/08 .....................        442,593
 4,970,000   Lear Corp.
                First Lien Term Loan B,
                7.86%, 04/25/12 ................................      4,971,292
 5,630,771   Motor Coach Industries
                International, Inc.
                Second Lien Term Loan,
                13.85%, 12/01/08 ...............................      5,752,733
                                                                   ------------
                                                                     22,623,619
                                                                   ------------


                             See accompanying Notes to Financial Statements. | 7

--------------------------------------------------------------------------------

AS OF JUNE 30, 2007 (UNAUDITED)                  HIGHLAND CREDIT STRATEGIES FUND

--------------------------------------------------------------------------------
PRINCIPAL AMOUNT ($)                                                 VALUE ($)
--------------------------------------------------------------------------------
SENIOR LOANS (CONTINUED)

TRANSPORTATION - LAND - 1.3%
 1,983,826   New Century Transportation, Inc.
                Term Loan B, 8.57%, 08/14/12 ...................      1,990,016
             SIRVA Worldwide, Inc.
 1,500,000      Revolver, 12/01/07 (b) .........................      1,445,625
 6,008,774      Tranche B Term Loan,
                12.61%, 12/01/10 ...............................      5,798,467
                                                                   ------------
                                                                      9,234,108
                                                                   ------------
UTILITIES - 5.7%
 5,000,000   ANP Funding I, LLC
                Tranche A Term Loan,
                8.86%, 07/29/10 ................................      5,036,250
             Coleto Creek Power, LP
 5,575,701      First Lien Term Loan,
                8.10%, 06/28/13 ................................      5,624,488
 4,962,500      Second Lien Term Loan,
                9.35%, 06/28/13 ................................      4,919,078
   382,166      Synthetic Facility,
                5.25%, 06/28/13 ................................        384,554
 5,726,495   Entegra TC LLC
                Third Lien Term Loan,
                04/02/14 (b) ...................................      5,972,734
             GBGH LLC
 4,950,000      First Lien Term Loan,
                10.86%, 08/07/13 ...............................      4,962,375
 5,195,833      Second Lien Term Loan,
                13.63%, 08/07/14 ...............................      5,208,823
    30,044   Magnolia Energy LP
                Additional PCLC Facility,
                12/14/11 (b) ...................................         30,044
 1,000,000   NE Energy, Inc.
                Second Lien Term Loan,
                9.88%, 05/01/14 ................................      1,015,000
             TECO Panda Generating Co. -
                Gila River Power L.P.
 1,284,151      Tranche A Term Loan,
                06/01/12 (b) ...................................      2,329,668
 1,235,472      Tranche B Term Loan,
                06/01/20 (b) ...................................      2,241,356
             TECO Panda Generating Co.-
                Union Power Partners, L.P.
   753,585      Tranche A Term Loan,
                06/01/12 (b) ...................................      1,367,131
   726,792      Tranche B Term Loan,
                06/01/20 (b) ...................................      1,318,525
                                                                   ------------
                                                                     40,410,026
                                                                   ------------
WIRELESS - CELLULAR/PCS - 1.9%
 1,980,000   Cricket Communications, Inc.
                Term Loan B, 7.36%, 06/16/13 ...................      1,987,009
 8,000,000   Insight Midwest Holdings, LLC
                Term Loan B, 7.35%, 04/06/14 ...................      8,039,200
 3,000,000   Level 3 Financing, Inc.
                New Term Loan, 7.61%, 03/13/14 .................      3,008,910
                                                                   ------------
                                                                     13,035,119
                                                                   ------------
                   Total Senior Loans
                   (Cost $618,629,242) .........................    623,700,898
                                                                   ------------

--------------------------------------------------------------------------------
PRINCIPAL AMOUNT ($)                                                 VALUE ($)
--------------------------------------------------------------------------------
FOREIGN DENOMINATED SENIOR LOANS - 11.8%

AUSTRALIA- 2.8%
AUD
23,500,000   Seven Media Group
                Facility A Term Loan,
                8.86%, 02/22/12 ................................     19,787,846
                                                                   ------------
CANADA- 1.0%
CAD
             Persona Communications Corp.
 2,880,000      First Lien CDN Delayed-Draw
                Term Loan, 7.44%, 10/12/13 .....................      2,710,787
 3,695,455      First Lien CDN Tranche B
                Term Loan, 7.44%, 10/12/13 .....................      3,478,330
   924,545      First Lien US Tranche B
                Term Loan, 7.44%, 10/12/13 .....................        870,225
                                                                   ------------
                                                                      7,059,342
                                                                   ------------
FRANCE- 2.8%
EUR
             Ypso Holding SA
 2,012,048      Eur B (Acq) 1 Facility,
                6.12%, 06/15/14 ................................      2,732,721
 3,282,814      Eur B (Acq) 2 Facility,
                6.12%, 06/15/14 ................................      4,458,649
 5,213,674      Eur B (Recap) 1 Facility,
                6.12%, 06/15/14 ................................      7,067,724
 1,389,750      Eur C (Acq), 12/31/15 ..........................      1,901,550
 2,610,250      Eur C (Recap), 6.61%, 12/31/15 .................      3,556,608
                                                                   ------------
                                                                     19,717,252
                                                                   ------------
NETHERLANDS- 1.3%
EUR
             Amsterdamse Beheer- En
                Consultingmaatschappij B.V.
                Casema
 2,500,000      Kabelcom B Term Loan,
                6.11%, 09/12/14 ................................      3,425,699
 2,500,000      Kabelcom C Term Loan,
                6.61%, 09/12/15 ................................      3,431,237
 1,500,000      Kabelcom D Term Loan,
                7.86%, 03/12/16 ................................      2,071,890
                                                                   ------------
                                                                      8,928,826
                                                                   ------------
SWEDEN- 0.6%
EUR
             Nordic Cable Acquisition Co.,
                Sub-Holding AB
15,333,333      Facility B2, 5.88%, 01/31/14 ...................      2,257,067
14,666,667      Facility C2, 6.00%, 01/31/15 ...................      2,168,302
                                                                   ------------
                                                                      4,425,369
                                                                   ------------
UNITED KINGDOM- 3.2%
GBP
             Mobileserv Ltd.
 3,250,000      Facility B, 7.65%, 09/22/14 ....................      6,520,083
 3,250,000      Facility C, 8.15%, 09/22/15 ....................      6,537,624
 5,000,000      Revolving Facility, 09/22/13 (b) ...............      9,636,652
                                                                   ------------
                                                                     22,694,359
                                                                   ------------


8 | See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

AS OF JUNE 30, 2007 (UNAUDITED)                  HIGHLAND CREDIT STRATEGIES FUND

--------------------------------------------------------------------------------
PRINCIPAL AMOUNT ($)                                                 VALUE ($)
--------------------------------------------------------------------------------
FOREIGN DENOMINATED SENIOR LOANS (CONTINUED)

UNITED STATES- 0.1%
DKK
             Danish Holdco A/S
 2,500,000      Mezzanine Facility, 05/01/17 (b) ...............        458,241
 3,000,000      Mezzanine Facility, 05/01/17 PIK (b) ...........        550,570
                                                                   ------------
                                                                      1,008,811
                                                                   ------------
                   Total Foreign Denominated
                   Senior Loans
                   (Cost $79,454,678) ..........................     83,621,805
                                                                   ------------
CORPORATE NOTES AND BONDS - 29.8%

AEROSPACE - AIRLINES - 0.3%
 5,000,000   Delta Airlines, Inc.
                8.00%, 06/03/23 (e) ............................      2,356,250
                                                                   ------------
BROADCASTING - 0.8%
 6,000,000   Univision Communications, Inc.
                9.75%, 03/29/08 PIK (f) ........................      5,955,000
                                                                   ------------
CABLE - US CABLE - 2.5%
             CCH I Holdings LLC
 1,000,000      9.92%, 04/01/14 ................................        930,000
 3,375,000      10.00%, 05/15/14 ...............................      3,142,969
 1,000,000      13.50%, 01/15/14 ...............................      1,031,250
             CCH I LLC
 5,500,000      11.00%, 10/01/15 ...............................      5,768,125
 2,500,000      11.75%, 05/15/14 ...............................      2,468,750
 1,000,000   CCO Holdings, LLC
                8.75%, 11/15/13 ................................      1,022,500
 2,000,000   Charter Communications Inc.
                5.88%, 11/16/09 ................................      3,585,000
                                                                   ------------
                                                                     17,948,594
                                                                   ------------
CONSUMER NON-DURABLES - 2.3%
             Ames True Temper, Inc.
 3,000,000      9.36%, 01/15/12 (g) ............................      3,037,500
 1,500,000      10.00%, 07/15/12 ...............................      1,425,000
 1,100,000   Remington Arms Co., Inc.
                10.50%, 02/01/11 ...............................      1,120,625
11,875,000   Solo Cup Co.
                8.50%, 02/15/14 ................................     10,450,000
                                                                   ------------
                                                                     16,033,125
                                                                   ------------
DIVERSIFIED MEDIA - 0.8%
 4,500,000   Network Communications, Inc.
                10.75%, 12/01/13 ...............................      4,725,000
 1,000,000   PRIMEDIA, Inc.
                10.74%, 05/15/10 (g) ...........................      1,033,750
                                                                   ------------
                                                                      5,758,750
                                                                   ------------
ENERGY - EXPLORATION & PRODUCTION - 0.3%
 1,750,000   Opti Canada, Inc.
                8.25%, 12/15/14 (f) ............................      1,785,000
                                                                   ------------
ENERGY - OTHER ENERGY - 0.8%
 6,000,000   Energy XXI Gulf Coast, Inc.
                10.00%, 06/15/13 (f) ...........................      5,865,000
                                                                   ------------

--------------------------------------------------------------------------------
PRINCIPAL AMOUNT ($)                                                 VALUE ($)
--------------------------------------------------------------------------------
FINANCIAL - 2.0%
12,000,000   HUB International Holdings, Inc.
                10.25%, 06/15/15 (f) ...........................     11,610,000
 2,000,000   Penhall International, Corp.
                12.00%, 08/01/14 (f) ...........................      2,170,000
                                                                   ------------
                                                                     13,780,000
                                                                   ------------
FOOD AND DRUG - 0.1%
   496,383   Cinacalcet Royalty Sub LLC
                8.00%, 03/30/17 ................................        560,913
                                                                   ------------
FOOD/TOBACCO - 1.3%
 2,000,000   Buffets, Inc.
                12.50%, 11/01/14 ...............................      1,925,000
             Chiquita Brands International, Inc.
 3,000,000      7.50%, 11/01/14 ................................      2,726,250
 5,000,000      8.88%, 12/01/15 ................................      4,743,750
                                                                   ------------
                                                                      9,395,000
                                                                   ------------
FOREST PRODUCTS - PAPER - 0.9%
 4,000,000   Graphic Packaging
                International, Inc.
                9.50%, 08/15/13 ................................      4,175,000
 1,500,000   Impress Metal Packaging
                Holdings B.V.
                8.49%, 09/15/13 (f) (g) ........................      1,537,500
   500,000   Newpage Corp.
                12.00%, 05/01/13 ...............................        548,750
                                                                   ------------
                                                                      6,261,250
                                                                   ------------
GAMING/LEISURE - OTHER LEISURE - 1.8%
             Six Flags, Inc.
 4,500,000      4.50%, 05/15/15 ................................      5,321,250
 4,500,000      8.88%, 02/01/10 ................................      4,466,250
 3,000,000   Trump Entertainment
                Resorts Holdings, LP
                8.50%, 06/01/15 ................................      2,992,500
                                                                   ------------
                                                                     12,780,000
                                                                   ------------
HEALTHCARE - ACUTE CARE - 3.0%
14,972,370   Argatroban Royalty Sub LLC
                12.00%, 09/30/14 ...............................     15,271,817
 3,000,000   HCA, Inc.
                8.36%, 04/15/24 ................................      2,781,093
 5,000,000   LifeCare Holdings
                9.25%, 08/15/13 ................................      3,325,000
                                                                   ------------
                                                                     21,377,910
                                                                   ------------
HOUSING - BUILDING MATERIALS - 3.0%
 1,000,000   Builders FirstSource, Inc.
                9.61%, 02/15/12 (g) ............................      1,017,500
 4,000,000   Masonite Corp.
                11.00%, 04/06/15 (f) ...........................      3,720,000
             Realogy Corp.
 8,000,000      10.50%, 04/15/14 (f) ...........................      7,640,000
 5,500,000      11.00%, 04/15/14 PIK (f) .......................      5,197,500
 4,000,000      12.38%, 04/15/15 (f) ...........................      3,660,000
                                                                   ------------
                                                                     21,235,000
                                                                   ------------


                             See accompanying Notes to Financial Statements. | 9

--------------------------------------------------------------------------------

AS OF JUNE 30, 2007 (UNAUDITED)                  HIGHLAND CREDIT STRATEGIES FUND

--------------------------------------------------------------------------------
PRINCIPAL AMOUNT ($)                                                 VALUE ($)
--------------------------------------------------------------------------------
CORPORATE NOTES AND BONDS (CONTINUED)

INFORMATION TECHNOLOGY - 2.3%
 2,000,000   Freescale Semiconductor, Inc.
                10.13%, 12/15/16 (f) ...........................      1,890,000
 8,000,000   MagnaChip Semiconductor
                8.61%, 12/15/11 (g) ............................      7,200,000
 2,000,000   NXP BV/NXP Funding LLC
                8.11%, 10/15/13 (f) (g) ........................      2,012,500
 5,000,000   Spansion LLC
                11.25%, 01/15/16 (f) ...........................      5,175,000
                                                                   ------------
                                                                     16,277,500
                                                                   ------------
MANUFACTURING - 0.2%
 1,000,000   Polypore, Inc.
                8.75%, 05/15/12 ................................      1,022,500
                                                                   ------------
RETAIL - 1.9%
 8,500,000   Blockbuster, Inc.
                9.00%, 09/01/12 ................................      7,905,000
 5,500,000   Dollar General Corp.
                10.63%, 07/15/15 (f) ...........................      5,307,500
                                                                   ------------
                                                                     13,212,500
                                                                   ------------
SERVICE - OTHER SERVICES - 1.1%
 7,550,000   HydroChem Industrial Services, Inc.
                9.25%, 02/15/13 (f) ............................      7,814,250
                                                                   ------------
TELECOMMUNICATIONS - 2.5%
             Digicel Group, Ltd.
 1,000,000      8.88%, 01/15/15 (f) ............................        982,500
12,000,000      9.13%, 01/15/15 PIK (f) ........................     11,865,000
 4,500,000   Level 3 Financing, Inc.
                8.75%, 02/15/17 (f) ............................      4,471,875
                                                                   ------------
                                                                     17,319,375
                                                                   ------------
TRANSPORTATION - 1.2%
 5,000,000   American Tire Distributors
                Holdings, Inc.
                11.60%, 04/01/12 (g) ...........................      5,075,000
             Federal-Mogul Corp.
 2,000,000      7.50%, 01/15/09 (e) ............................      2,035,000
 1,000,000      7.75%, 07/01/06 (e) ............................      1,017,500
                                                                   ------------
                                                                      8,127,500
                                                                   ------------
UTILITIES - 0.0%
 1,000,000   Enron Corp.
                6.63%, 11/15/05 (e) (h) ........................        300,000
                                                                   ------------
WIRELESS COMMUNICATIONS - 0.7%
 5,000,000   SunCom Wireless Holdings, Inc.
                8.50%, 06/01/13 ................................      5,137,500
                                                                   ------------
                   Total Corporate Notes and Bonds
                   (Cost $205,695,231) .........................    210,302,917
                                                                   ------------

--------------------------------------------------------------------------------
PRINCIPAL AMOUNT ($)                                                 VALUE ($)
--------------------------------------------------------------------------------
CLAIMS (i) - 0.2%

AEROSPACE - AIRLINES - 0.2%
   581,794   Delta Airlines, Inc.
                Delta ALPA Claim, 12/31/10 .....................        299,624
             Northwest Airlines, Inc.
 2,000,000      ALPA Trade Claim, 08/21/13 .....................        242,500
 3,551,000      Flight Attendant Claim, 08/21/13 ...............        417,243
 2,107,500      IAM Trade Claim, 08/21/13 ......................        255,534
 2,341,500      Retiree Claim, 08/21/13 ........................        283,907
                                                                   ------------
                   Total Claims
                   (Cost $2,605,196) ...........................      1,498,808
                                                                   ------------

   SHARES
   ------

COMMON STOCKS - 9.3%

AEROSPACE - AIRLINES - 0.9%
    84,349   Delta Air Lines, Inc. (j) .........................      1,661,670
   221,360   Northwest Airlines, Inc.. (j) .....................      4,914,192
                                                                   ------------
                                                                      6,575,862
                                                                   ------------
BROADCASTING - 0.6%
   357,343   GrayTelevision, Inc. ..............................      3,312,570
   121,072   Gray Television, Inc., Class A ....................      1,132,023
                                                                   ------------
                                                                      4,444,593
                                                                   ------------
ENERGY - EXPLORATION & PRODUCTION - 1.9%
    18,035   Diamond Offshore Drilling .........................      1,831,635
    60,000   GlobalSantaFe Corp. ...............................      4,335,000
    59,000   Noble Corp. .......................................      5,753,680
    47,150   Williams Cos., Inc. ...............................      1,490,883
                                                                   ------------
                                                                     13,411,198
                                                                   ------------
FOREST PRODUCTS - CONTAINERS - 0.7%
   563,258   Graphic Packaging Corp. (j) .......................      2,726,169
   100,067   Louisiana-Pacific Corp. ...........................      1,893,267
                                                                   ------------
                                                                      4,619,436
                                                                   ------------
HOUSING - BUILDING MATERIALS - 0.7%
   150,285   Owens Corning, Inc. (j) ...........................      5,054,071
                                                                   ------------
HOUSING - REAL ESTATE DEVELOPMENT - 0.0%
         8   Westgate Investments LLC ..........................              0
                                                                   ------------
SERVICE - ENVIRONMENTAL SERVICES - 0.5%
   136,990   Safety-Kleen Systems, Inc. (j) ....................      3,287,760
                                                                   ------------
SERVICE - OTHER SERVICES - 0.1%
    12,885   United Rentals, Inc. (j) ..........................        419,278
                                                                   ------------
TRANSPORTATION - AUTO - 0.8%
 2,338,938   Delphi Corp. (j) ..................................      5,546,324
                                                                   ------------


10 | See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

AS OF JUNE 30, 2007 (UNAUDITED)                  HIGHLAND CREDIT STRATEGIES FUND

--------------------------------------------------------------------------------
   SHARES                                                            VALUE ($)
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

UTILITIES - 0.3%
    59,600   NRG Energy, Inc. (j) ..............................      2,477,572
       276   Portland General Electric Co. .....................          7,573
                                                                   ------------
                                                                      2,485,145
                                                                   ------------
WIRELESS COMMUNICATIONS - 2.8%
   225,000   ICO Global Communications
                Holding Ltd. (j) ...............................        783,000
 1,037,196   SunCom Wireless Holdings,
                Inc., Class A (j) ..............................     18,959,943
                                                                   ------------
                                                                     19,742,943
                                                                   ------------
                   Total Common Stocks
                   (Cost $54,121,196) ..........................     65,586,610
                                                                   ------------
PREFERRED STOCK - 0.5%

TRANSPORTATION - AUTO - 0.5%
   120,000   General Motors Corp., Series D,
                Convertible ....................................      3,415,200
                                                                   ------------
                   Total Preferred Stock
                   (Cost $3,000,000) ...........................      3,415,200
                                                                   ------------
UNITS
-----
WARRANTS - 0.0%
    20,000   Clearwire Corp., expires 08/15/10
                08/15/10 (j) (k) ...............................          5,500
     5,031   OpBiz LLC, expires 08/31/10 (j) ...................              0
        10   OpBiz LLC, expires 08/31/10 (j) ...................              0
                                                                   ------------
                   Total Warrants
                   (Cost $0) ...................................          5,500
                                                                   ------------
TOTAL INVESTMENTS - 140.0% .....................................    988,131,738
   (cost of $963,505,543) (l)                                      ------------

OTHER ASSETS & LIABILITIES, NET - (40.0)% ......................   (282,229,188)
                                                                   ------------
NET ASSETS APPLICABLE TO
   COMMON SHAREHOLDERS - 100.0% ................................    705,902,550
                                                                   ============

----------

Investments sold short outstanding as of June 30, 2007:

EQUITY SECURITIES                         SHARES                     VALUE
--------------------------------------------------------------------------------
Freemont General Corp.                    105,835                    $1,138,785
Indymac Bancorp, Inc.                      90,501                     2,639,914
Superior Industries
  International, Inc.                      51,587                     1,122,533
                                                                     ----------
Total Investments sold short
(Proceeds $4,602,195)                                                $4,901,232
                                                                     ==========

Forward foreign currency contracts outstanding as of June 30, 2007 were as follows:

                              PRINCIPAL                            NET
CONTRACTS                      AMOUNT                          UNREALIZED
TO BUY OR                    COVERED BY                       APPRECIATION
 TO SELL       CURRENCY       CONTRACTS      EXPIRATION      (DEPRECIATION)
----------------------------------------------------------------------------
  Sell           EUR         18,000,000        08/01/07      $     (889,070)
  Sell           EUR         11,000,000        08/02/07            (532,034)
                                                             --------------
                                                             $   (1,421,104)
                                                             ==============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(a) Senior loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. (Unless otherwise identified by Note (d), all senior loans carry a variable rate interest.) These base lending rates are generally
      (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at June 30, 2007. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(b) All or a portion of this position has not settled. Contract rates do not take effect until settlement date.

(c)   Senior loan notes have additional unfunded loan commitments. See Note 9.

(d)   Fixed rate senior loan.

(e) The issuer is in default of certain debt covenants. Income is not being accrued.

(f) Securities exempt from registration pursuant to Rule 144A under the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At June 30, 2007, these securities amounted to $88,658,625 or 12.6% of net assets applicable to common shareholders.

(g) Floating rate note. The interest rate shown reflects the rate in effect at June 30, 2007.

(h)   This issue is under the protection of the U.S. federal bankruptcy court.

(i) Security represents an unsecured, unfunded claim generated against the issuer that will be converted into equity upon the completion of court proceedings.

(j)   Non-income producing security.

(k) Represents fair value as determined in good faith under the direction of the Fund's Board of Trustees.

(l)   Cost for U.S. federal income tax purposes is $963,505,543.

DIP   Debtor in Possession
PIK   Payment in Kind

                     FOREIGN DENOMINATED SENIOR LOAN NOTES-
                          INDUSTRY CONCENTRATION TABLE:

                             (% of Total Net Assets)
                   Retail ...........................    3.2%
                   Diversified Media ................    2.8%
                   Cable - International Cable ......    2.8%
                   Telecommunications ...............    1.9%
                   Broadcasting .....................    1.0%
                   Healthcare - Medical Products ....    0.1%
                                                        -----
                   Total ............................   11.8%
                                                        =====


                            See accompanying Notes to Financial Statements. | 11

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

AS OF JUNE 30, 2007 (UNAUDITED)                  HIGHLAND CREDIT STRATEGIES FUND

                                                                                                                          ($)
--------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at value (cost $963,505,543) ...................................................................     988,131,738
   Cash (a) ....................................................................................................      23,522,774
   Restricted cash (Note 2) ....................................................................................       6,412,087
   Receivable for:
      Investments sold .........................................................................................      84,230,652
      Dividend and interest receivable .........................................................................      14,609,983
   Other assets ................................................................................................          23,973
                                                                                                                   -------------
         Total assets ..........................................................................................   1,116,931,207
                                                                                                                   -------------

LIABILITIES:
   Notes payable (Note 7) ......................................................................................     285,000,000
   Securities sold short, at value (proceeds $4,602,195) .......................................................       4,901,232
   Dividends payable on securities sold short ..................................................................           8,254
   Net discount and unrealized appreciation on unfunded transactions (Note 9) ..................................         220,333
   Net unrealized depreciation on forward currency contracts ...................................................       1,421,104
   Payables for:
      Investments purchased ....................................................................................     117,335,317
      Investment advisory fee payable (Note 4) .................................................................         783,288
      Administration fee (Note 4) ..............................................................................         156,658
      Interest expense (Note 7) ................................................................................       1,177,024
      Accrued expenses and other liabilities ...................................................................          25,447
                                                                                                                   -------------
         Total liabilities .....................................................................................     411,028,657
                                                                                                                   -------------
NET ASSETS APPLICABLE TO COMMON SHARES .........................................................................     705,902,550
                                                                                                                   =============

COMPOSITION OF NET ASSETS:
   Par value of common shares (Note 1) .........................................................................          34,521
   Paid-in capital in excess of par value of common shares .....................................................     657,943,209
   Undistributed net investment income .........................................................................       1,529,132
   Accumulated net realized gain/(loss) from investments and foreign currency transactions .....................      24,362,872
   Net unrealized appreciation/(depreciation) on investments, unfunded transactions, short positions, forward foreign currency contracts and translation of assets and liabilities denominated
      in foreign currency ......................................................................................      22,032,816
                                                                                                                   -------------
NET ASSETS APPLICABLE TO COMMON SHARES AT VALUE ................................................................     705,902,550
                                                                                                                   =============

COMMON SHARES
   Net assets ..................................................................................................     705,902,550
   Shares outstanding (unlimited authorization) ................................................................      34,520,550
   Net asset value per share (net assets/shares outstanding) ...................................................           20.45

----------
(a) Includes $27,911 unrealized depreciation on foreign currency.


12 | See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

                                                 HIGHLAND CREDIT STRATEGIES FUND

                                                                                                                          ($)
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest ....................................................................................................      41,722,323
   Dividends ...................................................................................................       1,144,280
   Securities lending income ...................................................................................          16,934
                                                                                                                   -------------
         Total investment income ...............................................................................      42,883,537
                                                                                                                   -------------

EXPENSES:
   Investment advisory fees (Note 4) ...........................................................................       4,749,851
   Administration fees (Note 4) ................................................................................         949,971
   Accounting service fees .....................................................................................         194,840
   Transfer agent fees .........................................................................................          14,849
   Professional fees ...........................................................................................          90,994
   Trustees' fees (Note 4) .....................................................................................          15,341
   Custodian fees ..............................................................................................          56,055
   Reports to shareholders .....................................................................................          56,277
   Other expenses ..............................................................................................         165,498
                                                                                                                   -------------
         Net operating expenses ................................................................................       6,293,676
                                                                                                                   -------------
   Interest expense (Note 7) ...................................................................................       7,220,170
   Dividends for short positions ...............................................................................         545,767
                                                                                                                   -------------
         Net expenses ..........................................................................................      14.059,613
                                                                                                                   -------------
         Net investment income .................................................................................      28,823,924
                                                                                                                   -------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Net realized gain/(loss) on investments .....................................................................      18,826,795
   Net realized gain/(loss) on foreign currency transactions ...................................................         534,604
   Net change in unrealized appreciation/(depreciation) on investments .........................................      (2,065,386)
   Net change in unrealized appreciation/(depreciation) on unfunded transactions (Note 9) ......................        (223,213)
   Net change in unrealized appreciation/(depreciation) on short positions .....................................        (372,432)
   Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts ..................      (1,421,104)
   Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in
      foreign currency .........................................................................................        (287,409)
                                                                                                                   -------------
         Net realized and unrealized gain/(loss) on investments ................................................      14,991,855
                                                                                                                   -------------
         Net increase in net assets, applicable to common shareholders .........................................      43,815,779
                                                                                                                   -------------


                            See accompanying Notes to Financial Statements. | 13

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                HIGHLAND CREDIT STRATEGIES FUND

                                                                                     ----------------------------
                                                                                      SIX MONTHS
                                                                                         ENDED
                                                                                     JUNE 30, 2007   PERIOD ENDED
                                                                                      (UNAUDITED)    DECEMBER 31,
                                                                                          ($)        2006 (a) ($)
                                                                                     ----------------------------
INCREASE IN NET ASSETS:

FROM OPERATIONS
Net investment income ............................................................      28,823,924     24,570,474
Net realized gain/(loss) on investments and foreign currency transactions ........      19,361,399      4,905,216
Net change in unrealized appreciation/(depreciation) on investments, unfunded transactions, short positions, forward foreign currency contracts, and
   translation of assets and liabilities denominated in foreign currency .........      (4,369,544)    26,402,360
                                                                                     -------------  -------------
   Net change in net assets from operations ......................................      43,815,779     55,878,050

DISTRIBUTIONS DECLARED TO COMMON SHAREHOLDERS
From net investment income .......................................................     (31,064,449)   (20,704,560)
                                                                                     -------------  -------------
Total distribution declared to common shareholders ...............................     (31,064,449)   (20,704,560)
                                                                                     -------------  -------------
SHARE TRANSACTIONS FROM COMMON SHARES
Subscriptions ....................................................................              --    657,570,000
Distributions reinvested .........................................................         187,383        120,347
                                                                                     -------------  -------------
   Net increase from share transactions from common shares .......................         187,383    657,690,347
                                                                                     -------------  -------------
   Total increase in net assets from common shares ...............................      12,938,713    692,863,837
                                                                                     -------------  -------------
NET ASSETS APPLICABLE TO COMMON SHARES
Beginning of period ..............................................................     692,963,837        100,000(b)
                                                                                     -------------  -------------
End of period (including underdistributed net investment income of $1,529,132
   and $3,769,657, respectively) .................................................     705,902,550    692,963,837
                                                                                     =============  =============
CHANGE IN COMMON SHARES
Subscriptions                                                                                   --     34,500,000
Issued for distributions reinvested                                                          9,195          6,120
                                                                                     -------------  -------------
   Net increase in common shares                                                             9,195     34,506,120

----------
(a) Highland Credit Strategies Fund commenced investment operations on June29, 2006.

(b)   Represents initial seed money.


14 | See accompanying Notes to Financial Statements.

STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

                                                 HIGHLAND CREDIT STRATEGIES FUND

                                                                                                                         ($)
--------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS PROVIDED BY OPERATING ACTIVITIES
      Net investment income .....................................................................................     28,823,924

ADJUSTMENTS TO RECONCILE NET INVESTMENT INCOME TO NET CASH AND FOREIGN CURRENCY
   PROVIDED BY OPERATING ACTIVITIES
      Purchase of investment securities. ........................................................................   (502,222,489)
      Proceeds from disposition of investment securities. .......................................................    501,411,312
      Increase in receivable for investments sold ...............................................................    (31,115,462)
      Increase in restricted cash ...............................................................................     (2,834,080)
      Decrease in receivable for securities lending .............................................................      2,861,357
      Increase in interest and fees receivable ..................................................................    (14,598,349)
      Decrease in other assets ..................................................................................        385,463
      Increase in securities sold short .........................................................................     (2,273,485)
      Decrease in payable upon receipt of securities loaned .....................................................     (2,861,357)
      Increase in payable for investments purchased .............................................................     40,767,820
      Net amortization/(accretion) of premium/(discount) ........................................................     (1,406,855)
      Increase in dividends payable on securities sold short ....................................................          8,254
      Increase in mark-to-market on realized and unrealized gain/(loss) on foreign currency. ....................        247,195
      Unrealized appreciation/(depreciation) on securities sold short ...........................................       (372,432)
      Decrease in payables to related parties ...................................................................         (4,859)
      Decrease in other liabilities .............................................................................       (491,575)
                                                                                                                    ------------
         Net cash and foreign currency flow provided by operating activities ....................................     16,324,382
                                                                                                                    ------------
CASH FLOWS USED BY FINANCING ACTIVITIES
      Decrease in interest payable ..............................................................................        (74,309)
      Distributions paid in cash ................................................................................    (30,877,066)
                                                                                                                    ------------
         Net cash flow from financing activities ................................................................    (30,951,375)
                                                                                                                    ------------
         Net decrease in cash and foreign currency ..............................................................    (14,626,993)
                                                                                                                    ------------
CASH AND FOREIGN CURRENCY
      Beginning of the period ...................................................................................     38,149,767
      End of the period .........................................................................................     23,522,774
                                                                                                                    ============


                            See accompanying Notes to Financial Statements. | 15

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                 HIGHLAND CREDIT STRATEGIES FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

-----------------------------------------------------------------------------------------------------------------------
                                                                                      FOR THE SIX
                                                                                     MONTHS ENDED
                                                                                     JUNE 30, 2007     FOR THE PERIOD
COMMON SHARES PER SHARE OPERATING PERFORMANCE:                                        (UNAUDITED)    ENDED 12/30/06(a)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                  $   20.08         $   19.06
-----------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                                                   0.84              0.71
   Net realized and unrealized gain on investments                                         0.43              0.91
                                                                                      ---------         ---------

      Total from investment operations, applicable to common shareholders                  1.27              1.62
LESS DISTRIBUTIONS DECLARED TO COMMON SHAREHOLDERS:
   From net investment income                                                             (0.90)            (0.60)
                                                                                      ---------         ---------

      Total distributions declared to common shareholders                                 (0.90)            (0.60)
                                                                                      ---------         ---------

-----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                                        $   20.45         $   20.08
MARKET VALUE, END OF PERIOD                                                           $   19.80         $   21.16
Market Value Total Return (c)                                                              6.65% (b)         9.06% (b)

-----------------------------------------------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's)                                               $ 705,903         $ 692,964

COMMON SHARE INFORMATION AT END OF PERIOD:
RATIOS BASED ON AVERAGE NET ASSETS OF COMMON SHARES:
   Net operating expenses                                                                  1.81%             1.53%
   Interest expenses                                                                       2.07%             1.03%
   Dividend income from short positions                                                    0.16%              N/A
   Net expenses                                                                            4.04%             2.56%
   Net investment income                                                                   8.28%             7.64%
RATIOS BASED ON MANAGED NET ASSET OF COMMON SHARES:
   Net operating expenses                                                                  1.33%             1.31%
   Interest expenses                                                                       1.52%             0.89%
   Dividend income from short positions                                                    0.11%              N/A
   Net expenses                                                                            2.96%             2.20%
   Net investment income                                                                   6.07%             6.33%

   Portfolio turnover rate                                                                52.49% (b)        45.95% (b)

----------
(a) Highland Credit Strategies Fund commenced investment operations on June 29, 2006.

(b)   Not annualized.

(c) Based on market value per share. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend reinvestment plan.


16 | See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

JUNE 30, 2007                                    HIGHLAND CREDIT STRATEGIES FUND

NOTE 1. ORGANIZATION

Highland Credit Strategies Fund (the "Fund") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company. The Fund may issue an unlimited number of common shares, par value $0.001 per share ("Common Shares").

INVESTMENT GOAL

The Fund seeks to provide both current income and capital appreciation.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

FUND VALUATION

The net asset value of the Fund's Common Shares is calculated daily on each day that the New York Stock Exchange is open for business as of the close of the regular trading session on the New York Stock Exchange. The net asset value is calculated by dividing the value of the Fund's net assets attributable to Common Shares by the number of Common Shares outstanding.

SECURITY VALUATION

In computing the Fund's net assets attributable to Common Shares, securities with readily available market quotations use those quotations for valuation. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day will be valued by an independent pricing service. If securities do not have readily available market quotations or pricing service prices, including circumstances under which such are determined not to be accurate or current (including when events materially affect the value of securities occurring between the time when market price is determined and calculation of the Fund's net asset value), such securities are valued at their fair value, as determined by Highland Capital Management, L.P. ("Highland" or the "Investment Adviser") in good faith in accordance with procedures approved by the Fund's Board of Trustees. In these cases, the Fund's net asset value will reflect the affected portfolio securities' value as determined in the judgment of the Board of Trustees or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security's most recent sale price and from the prices used by other investment companies to calculate their net asset values. There can be no assurance that the Fund's valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4 PM London Time Spot Rate.

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

FOREIGN CURRENCY

Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates using the current 4:00 PM London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates between trade and settlement dates on security transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

SHORT SALES

A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short


                                                         Semi-Annual Report | 17

--------------------------------------------------------------------------------

JUNE 30, 2007                                    HIGHLAND CREDIT STRATEGIES FUND

sale, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities. Cash held as collateral for short sales is classified as restricted cash on the Statement of Assets and Liabilities.

The Fund intends to attempt to limit exposure to a possible market decline in the value of its portfolio securities through short sales of securities that Highland believes possess volatility characteristics similar to those being hedged. In addition, the Fund intends to use short sales for non-hedging purposes to pursue its investment objectives. Subject to the requirements of the 1940 Act and the Internal Revenue Code of 1986, as amended (the "Code"), the Fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold short by the Fund exceeds 25% of the value of its total assets.

INCOME RECOGNITION

Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

U.S. FEDERAL INCOME TAX STATUS

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Code, and will distribute substantially all of its taxable income and gains, if any, for its tax year, and as such will not be subject to U.S. federal income taxes. In addition, the Fund intends to distribute, in each calendar year, all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to U.S. federal excise tax. Therefore, no U.S. federal income or excise tax provisions are recorded.

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance on how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authorities. Tax positions not deemed to satisfy the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. FASB required adoption of FIN 48 for fiscal years beginning after December 15, 2006, and FIN 48 is to be applied to all open tax years as of the effective date. However, on December 22, 2006, the Securities and Exchange Commission delayed the required implementation date of FIN 48 for management investment companies until June 29, 2007. As of June 29, 2007, the Fund evaluated the implications of FIN 48 and determined that there is no material impact on the consolidated financial statements.

DIVIDENDS AND DISTRIBUTIONS

The Fund plans to pay dividend distributions monthly and capital gain distributions annually to common shareholders. To permit the Fund to maintain more stable monthly dividends and annual distributions, the Fund may from time to time distribute less than the entire amount of income and gains earned in the relevant month or year, respectively. The undistributed income and gains would be available to supplement future distributions. Shareholders of the Fund will automatically have all dividends and distributions reinvested in Common Shares of the Fund issued by the Fund or purchased in the open market in accordance with the Fund's Dividend Reinvestment Plan (the "Plan") unless an election is made to receive cash. Each participant in the Plan will pay a pro rata share of brokerage commissions incurred in connection with open market purchases, and participants requesting a sale of securities through the plan agent of the Plan are subject to a sales fee and a brokerage commission.

STATEMENT OF CASH FLOWS

Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash and foreign currency amount shown in the Statement of Cash Flows is the amount included within the Fund's Statement of Assets and Liabilities and includes cash and foreign currency on hand at its custodian bank.

ADDITIONAL ACCOUNTING STANDARDS

In September 2006, Statement of Financial Accounting Standards No. 157 FAIR VALUE MEASUREMENTs ("SFAS 157") was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of SFAS 157 and its impact on the financial statements has not yet been determined.

In February 2007, FASB issued Statement of Financial Accounting Standards No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"), which provides companies with an option to report selected financial assets and liabilities at fair value. The objective of SFAS 159 is to reduce both complexity in accounting for financial instruments and the volatility in earnings caused by measuring related assets and liabilities differently. SFAS


18 | Semi-Annual Report

--------------------------------------------------------------------------------

JUNE 30, 2007                                    HIGHLAND CREDIT STRATEGIES FUND

159 establishes presentation and disclosure requirements designed to facilitate comparisons between companies that choose different measurement attributes for similar types of assets and liabilities and to more easily understand the effect of the Fund's choice to use fair value on its earnings. SFAS 159 also requires entities to display the fair value of the selected assets and liabilities on the face of the balance sheet. SFAS 159 does not eliminate disclosure requirements of other accounting standards, including fair value measurement disclosures in SFAS 157. SFAS 159 is effective for fiscal years beginning after November 15, 2007. At this time, management is evaluating the implications of SFAS 159 and its impact on the Fund's financial statements, if any, has not been determined.

NOTE 3. U.S. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period.

Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The tax character of distributions paid during the year ended December 31, 2006, the most recent tax year end, was as follows:

--------------------------------------------------------------------------------
   Distributions paid from:                                  2006
--------------------------------------------------------------------------------
   Ordinary income*                                      $20,704,560
   Long-term capital gains                                    --
--------------------------------------------------------------------------------

* For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

As of December 31, 2006, the most recent tax year end, the components of distributable earnings on a tax basis were as follows:

--------------------------------------------------------------------------------
  Undistributed               Undistributed
    Ordinary                    Long-Term                Net Unrealized
     Income                   Capital Gains               Depreciation*
--------------------------------------------------------------------------------
  $ 8,780,938                      --                     $ 26,392,552
--------------------------------------------------------------------------------

* Any differences between book-basis and tax-basis net unrealized appreciation/depreciation are primarily due to deferral of losses from wash sales.

Unrealized appreciation and depreciation at June 30, 2007, based on cost of investments for U.S. federal income tax purposes and excluding any unrealized appreciation and depreciation from changes in the value of other assets and liabilities resulting from changes in exchange rates, was:

--------------------------------------------------------------------------------
   Unrealized appreciation                       $ 33,598,566
   Unrealized depreciation                         (8,972,371)
                                                 ------------

      Net unrealized appreciation                $ 24,626,195
                                                 ============
--------------------------------------------------------------------------------

NOTE 4. INVESTMENT ADVISER, ADMINISTRATION, AND TRUSTEE FEES

INVESTMENT ADVISER FEE

Highland Capital Management, L.P is the investment adviser to the Fund and receives an annual fee, paid monthly, in an amount equal to 1.00% of the average weekly value of the Fund's Managed Assets. The Fund's "Managed Assets" is an amount equal to the total assets of the Fund, including any form of leverage, minus all accrued expenses incurred in the normal course of operations, but not excluding any liabilities or obligations attributable to investment leverage obtained through (i) indebtedness of any type (including, without limitation, borrowing through a credit facility or the issuance of debt securities), (ii) the issuance of preferred stock or other preference securities, (iii) the reinvestment of collateral received for securities loaned in accordance with the Fund's investment objectives and policies, and/or (iv) any other means.

ADMINISTRATION FEE

Highland provides administrative services to the Fund. For its services, Highland receives an annual fee, payable monthly, in an amount equal to 0.20% of the average weekly value of the Fund's Managed Assets. Under a separate sub-administration agreement, Highland has delegated certain administrative functions to PFPC Inc. ("PFPC"). Highland pays PFPC directly for these sub-administration services.

FEES PAID TO OFFICERS AND TRUSTEES

The Fund pays no compensation to its Trustee and Officers who are "interested persons" (as defined in the 1940 Act) of the Fund and employees of Highland. The Fund pays each Trustee who is not an interested person (as defined in the 1940
Act) of the Fund an annual retainer of $7,500 per year for services provided as a Trustee of the Fund.


                                                         Semi-Annual Report | 19

--------------------------------------------------------------------------------

JUNE 30, 2007                                    HIGHLAND CREDIT STRATEGIES FUND

NOTE 5. PORTFOLIO INFORMATION

For the six months ended June 30, 2007, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $502,222,489 and $501,411,312, respectively.

The Investment Adviser and its affiliates manage other accounts, including registered and private funds and individual accounts. Although investment decisions for the Fund are made independently from those of such other accounts, the Investment Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts that may be the same or different from those made to the Fund, including investments in different levels of the capital structure of a company, such as equity versus senior loans, or that take contrary provisions in multiple levels of the capital structure. The Investment Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, this may create situations where a client could be disadvantaged because of the investment activities conducted by the Investment Adviser for other client accounts. When the Fund and one or more of such other accounts is prepared to invest in, or desires to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Adviser to be equitable to the fund and such other accounts. The Investment Adviser also may aggregate orders to purchase and sell securities for the Fund and such other accounts. Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Fund, in some cases these activities may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.

NOTE 6. SENIOR LOAN PARTICIPATION COMMITMENTS

The Fund may invest its assets (plus any borrowings for investment purposes) in adjustable rate senior loans ("Senior Loans") the interest rates of which float or vary periodically based upon a benchmark indicator of prevailing interest rates to domestic or foreign corporations, partnerships and other entities ("Borrowers"). If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC, insured enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation (the "Selling Participant"), not with the Borrower directly. As such, the Fund assumes the credit risk of the Borrower, Selling Participant or other persons interpositioned between the Fund and the Borrower. The ability of Borrowers to meet their obligations may be affected by economic developments in a specific industry. At June 30, 2007, there were no Senior Loans purchased by the Fund on a participation basis.

NOTE 7. LOAN AGREEMENT

Effective August 3, 2006, the Fund entered into a $300,000,000 Revolving Credit Agreement (the "Credit Agreement") with The Bank of Nova Scotia.

At June 30, 2007, the Fund had a borrowing outstanding with the Credit Agreement, totaling $285,000,000. The interest rate charged at June 30, 2007 was 5.35%. The average daily loan balance was $257,182,320 at a weighted average interest rate of 5.60%. With respect to the loan, an interest expense of $7,220,170 is included in the Statement of Operations.

The Fund is required to maintain 300% asset coverage with respect to amounts outstanding under the Credit Agreement. Asset coverage is calculated by subtracting the Fund's total liabilities, not including any bank loans and senior securities, from the Fund's total assets and dividing such amount by the principal amount of the borrowings out-standing. As of the dates indicated below, the Fund's debt outstanding and asset coverage was as follows:

--------------------------------------------------------------------------------
                                                           Asset Coverage
                      Total Amount                         per $1,000 of
   Date               Outstanding                           Indebtness
--------------------------------------------------------------------------------
06/30/2007            $285,000,000                            $3,477
--------------------------------------------------------------------------------
12/31/2006            $285,000,000                            $3,429
--------------------------------------------------------------------------------

NOTE 8. SECURITIES LOANS

The Fund may make secured loans of its portfolio securities amounting to not more than one-third of the value of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delays in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to unaffiliated broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities subject to the loan. The borrower pays to the Fund an amount equal to any interest or dividends received on securities subject to the loan. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. As of June 30, 2007, the Fund had no securities on loan.


20 | Semi-Annual Report

--------------------------------------------------------------------------------

JUNE 30, 2007                                    HIGHLAND CREDIT STRATEGIES FUND

NOTE 9. UNFUNDED LOAN COMMITMENTS

As of June 30, 2007, the Fund had unfunded loan commitments of $6,912,189, which could be extended at the option of the borrower, pursuant to the following loan agreements:

--------------------------------------------------------------------------------
                                                                      Unfunded
                                                                        Loan
Borrower                                                             Commitment
--------------------------------------------------------------------------------
Drake Hotel Acquisition                                            $     958,715
Millennium Digital Media Systems, LLC                                  1,238,322
North American Membership Group, Inc.                                  2,715,152
Sorenson Communications, Inc.                                          2,000,000
                                                                   -------------
                                                                   $   6,912,189
                                                                   =============
--------------------------------------------------------------------------------

NOTE 10. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

CONCENTRATION RISK

The Fund may focus its investments in instruments of only a few companies. The concentration of the Fund's portfolio in any one obligor would subject the Fund to a greater degree of risk with respect to defaults by such obligor, and the concentration of the portfolio in any one industry would subject the Fund to a greater degree of risk with respect to economic downturns relating to such industry.

NON-PAYMENT RISK

Corporate debt obligations, including Senior Loans, are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to the Fund, a reduction in the value of the Senior Loan experiencing non-payment, and a potential decrease in the net asset value of the Fund.

CREDIT RISK

Investments rated below investment grade are commonly referred to as high-yield, high risk or "junk debt." They are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and/or interest payments. Investments in high yield Senior Loans may result in greater net asset value fluctuation than if the Fund did not make such investments.

ILLIQUIDITY OF INVESTMENTS

The investments made by the Fund may be illiquid, and consequently the Fund may not be able to sell such investments at prices that reflect the Investment Adviser's assessment of their value or the amount originally paid for such investments by the Fund. Illiquidity may result from the absence of an established market for the investments as well as legal, contractual or other restrictions on their resale and other factors. Furthermore, the nature of the Fund's investments, especially those in financially distressed companies, may require a long holding period prior to profitability.

TROUBLED, DISTRESSED OR BANKRUPT COMPANIES

The Fund invests in companies that are troubled, in distress or bankrupt. As such, they are subject to a multitude of legal, industry, market, environment and governmental forces that make analysis of these companies inherently risky. Further, the Investment Adviser relies on company management, outside experts, market participants and personal experience to analyze potential investments for the Fund. There can be no assurance that any of these sources will prove credible, or that the resulting analysis will produce accurate conclusions.

LEVERAGE RISK

The Fund currently uses leverage through borrowings from a credit facility, and may also use leverage through the issuances of preferred shares. The use of leverage, which can be described as exposure to changes in price at a ratio greater than the amount of equity invested, either through the issuance of preferred shares, borrowing or other forms of market exposure, magnifies both the favorable and unfavorable effects of price movements in the investments made by the Fund. Insofar as the Fund employs leverage in its investment operations, the Fund will be subject to substantial risks of loss.

FOREIGN SECURITIES

Investments in foreign securities involve certain factors not typically associated with investing in U.S. securities, such as risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar (the currency in which the books of the Fund are maintained) and the various foreign currencies in which the Fund's portfolio securities will be denominated and costs associated with conversion of investment principal and income from one currency into another; (ii) differences between the U.S. and foreign securities markets, including the absence of uniform accounting, auditing and financial reporting standards and practices and disclosure requirements, and less government supervision and regulation; (iii) political, social or economic instability; and (iv) the extension of credit, especially in the case of sovereign debt.

EMERGING MARKETS RISK

Investing in securities of issuers based in underdeveloped emerging markets entails all of the risks of investing in foreign securities to a heightened degree. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social political and eco-


                                                         Semi-Annual Report | 21

--------------------------------------------------------------------------------

JUNE 30, 2007                                    HIGHLAND CREDIT STRATEGIES FUND

nomic stability; (ii) the smaller size of the markets for such securities and a lower volume of trading, resulting in lack of liquidity and in price volatility; and (iii) certain national policies which may restrict the Fund's investment opportunities, including restrictions on investing in issuers or industries deemed sensitive to relevant national interest.

DERIVATIVES RISK

Derivative transactions in which the Fund may engage for hedging and speculative purposes or to enhance total return, including engaging in transactions such as options, futures, swaps, foreign currency transactions (including forward foreign currency contracts, currency swaps or options on currency and currency futures) and other derivative transactions, involve certain risks and considerations. These risks include the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction or illiquidity of the derivative instruments. Furthermore, the ability to successfully use derivative transactions depends on the Investment Adviser's ability to predict pertinent market movements, which can not be assured. Thus, the use of derivative transactions may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market value, may limit the amount of appreciation the Fund can realize on an investment or may cause the Fund to hold a security that it might otherwise sell.

SHORT SALES RISK

Short selling involves selling securities which may or may not be owned and borrowing the same securities for delivery to the purchaser, with an obligation to replace the borrowed securities at a later date. The Fund will profit from declines in the market prices of securities sold short to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. However, since the borrowed securities must be replaced by purchases at market prices in order to close out the short position, any appreciation in the price of the borrowed securities would result in a loss. There can be no assurance that the securities necessary to cover a short position will be available for purchase.

NOTE 11. 2007 ANNUAL SHAREHOLDER MEETING

On May 25, 2007, the Fund held its Annual Meeting of Shareholders ("Meeting"). Shareholders were asked to vote on the election of two Trustees to the Board. On March 16, 2007, the record date of the Meeting, the Fund had 34,514,944 Common Shares ("Shares") issued and outstanding. A quorum of the Shares issued and outstanding was present at the Meeting, and each nominee was elected with a majority of the Shares. The results were as follows:

PROPOSAL - ELECTION OF CLASS I TRUSTEES

--------------------------------------------------------------------------------
                              Shares      Percentage   Shares With   Percentage
                               Voted       of Shares    Authority    of Shares
Name                            For          Voted      Withheld       Voted
--------------------------------------------------------------------------------
James F. Leary               31,652,575       97.585%      783,431        2.415%
Bryan A. Ward                31,699,904       91.844%      736,102        2.133%
--------------------------------------------------------------------------------

The other Trustees of the Fund whose terms did not expire are R. Joseph Dougherty, Timothy K. Hui and Scott F. Kavanaugh.


22 | Semi-Annual Report

ADDITIONAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

                                                 HIGHLAND CREDIT STRATEGIES FUND

CERTIFICATIONS

On June 4, 2007, the Fund filed their Chief Executive Officer Certifications with the New York Stock Exchange pursuant to Section 303A. 12(a) of the New York Stock Exchange Corporate Governance Listing Standards. The Fund's Chief Executive Officer and Chief Financial Officer Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 were filed with the Fund's Forms N-CSR and are available on the Securities and Exchange Commission's Web site at http;//www.sec.gov.


                                                         Semi-Annual Report | 23

IMPORTANT INFORMATION ABOUT THIS REPORT
--------------------------------------------------------------------------------

TRANSFER AGENT                      This report has been prepared for shareholders of Highland Credit Strategies
PFPC Inc.                           Fund. The Fund mails one shareholder report to each shareholder address. If
101 Sabin Street                    you would like more than one report, please call shareholder services at
Pawtucket, RI 02860                 1-877-665-1287 and additional reports will be sent to you.

INVESTMENT ADVISER                  A description of the policies and procedures that the Fund uses to determine
Highland Capital Management, L.P.   how to vote proxies relating to its portfolio securities, and the Fund's proxy
13455 Noel Road, Suite 800          voting record for the most recent 12-month period ended June 30, are available
Dallas, TX 75240                    (i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the
                                    Securities and Exchange Commission's website at http://www.sec.gov.
INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM                     The Fund files its complete schedule of portfolio holdings with the
PricewaterhouseCoopers LLP          Securities and Exchange Commission for the first and third quarters of each
2001 Rose Avenue, Suite 1800        fiscal year on Form N-Q. The Fund's Forms N-Q are available on the
Dallas, TX 75201                    Commission's website at http://www.sec.gov and also may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.
CUSTODIAN                           Information on the Public Reference Room may be obtained by calling
PFPC Trust Company                  1-800-SEC-0330.
8800 Tinicum Boulevard
Philadelphia, PA 19153              The Statement of Additional Information includes additional information about the Fund's Trustees and is available upon request without charge by calling
                                    1-877-665-1287.


24 | Semi-Annual Report

                       THIS PAGE LEFT BLANK INTENTIONALLY.

--------------------------------------------------------------------------------
Highland Credit Strategies Fund - HCF         Semi-Annual Report - June 30, 2007

[HIGHLAND FUNDS LOGO]

           managed by
Highland Capital Management, L.P.

P.O. Box 9840
Providence, RI 02940-8040

www.highlandfunds.com                                         HLC-HCF SEMI-06/07

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                    REGISTRANT PURCHASES OF EQUITY SECURITIES

-----------------------------------------------------------------------------------------------------------------------------
                                                                                 (D) MAXIMUM NUMBER
                                                                                   (OR APPROXIMATE
                                                (C)   TOTAL   NUMBER  OF        DOLLAR  VALUE) OF SHARES
                                                  (OR UNITS)  PURCHASED              (OR UNITS)
              (A) TOTAL NUMBER     (B) AVERAGE     AS PART  OF PUBLICLY       THAT MAY YET BE  PURCHASED
                OF SHARES OR       PRICE PAID PER   ANNOUNCED  PLANS                  UNDER THE
     PERIOD    UNITS) PURCHASED   SHARE (OR UNIT)     OR PROGRAMS                PLANS OR PROGRAMS
-----------------------------------------------------------------------------------------------------------------------------
January 1, 2007   ----                ----             ----                           34,511,356
to January 31,
2007
-----------------------------------------------------------------------------------------------------------------------------
February 1,       ----                ----             ----                           34,511,356
2007 to
February 28,
2007
-----------------------------------------------------------------------------------------------------------------------------
March 1, 2007     ----                ----             ----                           34,511,356
to March 31,
2007
-----------------------------------------------------------------------------------------------------------------------------
April 1, 2007     ----                ----             ----                           34,511,356
to April 30,
2007
-----------------------------------------------------------------------------------------------------------------------------
May 1, 2007 to    2,597               $20.2890         2,597                          34,511,356
May 31, 2007
-----------------------------------------------------------------------------------------------------------------------------
June 1, 2007 to   3,424               $19.9970         3,424                          34,511,356
June 30, 2007
-----------------------------------------------------------------------------------------------------------------------------
Total             6,021               $20.1430         6,021                          34,511,356
-----------------------------------------------------------------------------------------------------------------------------

a. The date each plan or program was announced: Purchases were made pursuant to an Automatic Dividend Reinvestment Plan that was last filed with the SEC on June 21, 2006.

b.       The  dollar  amount  (or share or unit  amount)  approved:  NONE

c.       The expiration date (if any) of each plan or program: NONE

d. Each plan or program that has expired during the period covered by the table: NONE

e. Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases.: NONE

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
            Section  302 of the Sarbanes-Oxley  Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications  pursuant  to Rule  30a-2(b)  under the 1940 Act and
            Section  906 of the Sarbanes-Oxley  Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HIGHLAND CREDIT STRATEGIES FUND

By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                          James D. Dondero, Chief Executive Officer
                          (principal executive officer)

Date              AUGUST 27, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                          James D. Dondero, Chief Executive Officer
                          (principal executive officer)

Date              AUGUST 27, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ M. JASON BLACKBURN
                         -------------------------------------------------------
                          M. Jason Blackburn,  Chief Financial Officer
                          (principal financial officer)

Date              AUGUST 27, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.